Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Receipts in advance from customers		$ 0	$ 16,833
Payroll and welfare		18,680	15,170
Tax levies (note a)	[1]	4,573	10,234
Payables related to Kankan		3,795	4,501
Agency commissions and rebates—online advertising		2,885	2,890
Payables for advertisement on exclusive online games		2,811	1,826
Legal and litigation related expenses (Note 25)		3,846	1,755
Professional fees		1,742	1,045
Payables for Technological Services		630	944
Payables for purchase of equipment		342	461
Staff reimbursements		131	355
Payables for construction in progress		11	345
Customer's deposit		284	306
Payables for Fulfilment Services		0	298
Payables for gaming distribution		283	199
Payables for proceeds from selling exercised stock options and restricted shares		170	74
Others		3,882	2,635
Total		$ 44,065	$ 59,871

[1]	The value added tax payable decreased as the sales of Onething Cloud devices declined significantly in the last quarter of 2018.